Related party transactions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Related Party [Abstract]
Related party transactions

35	Related party transactions
Related parties of the Group and HSBC Holdings include subsidiaries, associates, joint ventures, post-employment benefit plans for HSBC employees, Key Management Personnel (‘KMP’) as defined by IAS 24, close family members of KMP and entities that are controlled or jointly controlled by KMP or their close family members. KMP are defined as those persons having authority and responsibility for planning, directing and controlling the activities of HSBC Holdings. These individuals also constitute ‘senior management’ for the purposes of the Hong Kong Listing Rules. In applying IAS 24, it was determined that for this financial reporting period all KMP included Directors, former Directors and senior management listed on pages 256 to 262 except for the roles of Group Chief Legal Officer, Group Head of Internal Audit, Group Chief Human Resources Officer, Group Chief Sustainability Officer, Group Head of Strategy, Group Chief Communications Officer and Group Company Secretary and Chief Governance Officer who do not meet the criteria for KMP as provided for in the standard.
Particulars of transactions with related parties are tabulated below. The disclosure of the year-end balance and the highest amounts outstanding during the year is considered to be the most meaningful information to represent the amount of the transactions and outstanding balances during the year.
Key Management Personnel
Details of Directors’ remuneration and interests in shares are disclosed in the ‘Directors’ remuneration report’ on pages 290 to 323. IAS 24 ‘Related Party Disclosures’ requires the following additional information for key management compensation.

Compensation of Key Management Personnel
	2021	2020	2019
	$m	$m	$m
Short-term employee benefits	50	39	64
Other long-term employee benefits	6	5	8
Share-based payments	27	20	27
Year ended 31 Dec	83	64	99

Shareholdings, options and other securities of Key Management Personnel
	2021	2020
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	35	27
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	13,529	11,916
Number of other HSBC securities held[1]	228	228
At 31 Dec	13,792	12,171
1 The disclosure includes other HSBC securities held by Key Management Personnel and comparatives for 2020 have now been presented.

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
	2021		2020
	Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	$m	$m	$m	$m
Key Management Personnel
Advances and credits[1]	373	401	221	357
Guarantees	25	45	30	55
Deposits	284	3,190	281	874
1    Advances and credits entered into by subsidiaries of HSBC Holdings plc during 2021 with Directors and former Directors, disclosed pursuant to section 413 of the Companies Act 2006, totalled $2.8m (2020: $4.7m).
Some of the transactions were connected transactions as defined by the Rules Governing The Listing of Securities on The Stock Exchange of Hong Kong Limited, but were exempt from any disclosure requirements under the provisions of those rules. The above transactions were made in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with persons of a similar standing or, where applicable, with other employees. The transactions did not involve more than the normal risk of repayment or present other unfavourable features.
Associates and joint ventures
The Group provides certain banking and financial services to associates and joint ventures including loans, overdrafts, interest and non-interest bearing deposits and current accounts. Details of the interests in associates and joint ventures are given in Note 19.

Transactions and balances during the year with associates and joint ventures
	2021		2020
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	160	96	147	147
Unsubordinated amounts due from associates	4,527	4,188	4,330	2,942
Amounts due to associates	3,397	1,070	5,466	2,226
Amounts due to joint ventures	102	44	102	102
Guarantees and commitments	1,016	347	433	283
The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Post-employment benefit plans
At 31 December 2021, $3.4bn (2020: $3.5bn) of HSBC post-employment benefit plan assets were under management by HSBC companies, earning management fees of $14m in 2021 (2020: $13m). At 31 December 2021, HSBC’s post-employment benefit plans had placed deposits of $476m (2020: $452m) with its banking subsidiaries, earning interest payable to the schemes of nil (2020: nil). The above outstanding balances arose from the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
The combined HSBC Bank (UK) Pension Scheme enters into swap transactions with HSBC to manage inflation and interest rate sensitivity of its liabilities and selected assets. At 31 December 2021, the gross notional value of the swaps was $7.4bn (2020: $7.7bn). These swaps had a positive fair value to the scheme of $1.0bn (2020: $1.0bn); and HSBC had delivered collateral of $1.0bn (2020: $1.0bn) to the scheme in respect of these arrangements. All swaps were executed at prevailing market rates and within standard market bid/offer spreads.
HSBC Holdings
Details of HSBC Holdings’ subsidiaries are shown in Note 38.

Transactions and balances during the year with subsidiaries
	2021		2020
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	3,397	2,590	5,476	2,913
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	64,686	51,408	65,253	65,253
Derivatives	4,187	2,811	5,784	4,698
Loans and advances to HSBC undertakings	27,142	25,108	10,785	10,443
Prepayments, accrued income and other assets	1,555	1,135	1,838	1,363
Investments in subsidiaries	163,211	163,211	161,546	160,660
Total related party assets at 31 Dec	264,178	246,263	250,682	245,330
Liabilities
Amounts owed to HSBC undertakings	340	111	581	330
Derivatives	2,872	1,220	3,376	3,060
Accruals, deferred income and other liabilities	2,036	1,732	2,737	1,936
Subordinated liabilities	900	900	892	892
Total related party liabilities at 31 Dec	6,148	3,963	7,586	6,218
Guarantees and commitments	16,477	13,746	15,661	13,787
The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Some employees of HSBC Holdings are members of the HSBC Bank (UK) Pension Scheme, which is sponsored by a separate Group company. HSBC Holdings incurs a charge for these employees equal to the contributions paid into the scheme on their behalf. Disclosure in relation to the scheme is made in Note 5.

Compensation of Key Management Personnel
	2021	2020	2019
	$m	$m	$m
Short-term employee benefits	50	39	64
Other long-term employee benefits	6	5	8
Share-based payments	27	20	27
Year ended 31 Dec	83	64	99